January 9, 2015

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
File Numbers 033-59474, 811-07572
Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A
Dear Ms. Rossotto,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Funds, Inc. (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add an existing share class, Institutional Class, to the Opportunistic Municipal Fund. Because the share class currently exists and other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies, principal risks, annual fund operating expense information and examples). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information.
The Amendment consists of the following:

(1)	Facing Page

(2)	Part A - a prospectus for Institutional Class shares of the Opportunistic Municipal Fund

(3)
Part B - an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end, as well as revisions related to the addition of Institutional Class to the Opportunistic Municipal Fund

(4)	Part C, and

(5)	Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series with an August 31 fiscal year end or for Registrant’s series with an October 31 fiscal year end.
Please call me at 515-248-2821 or Jennifer Mills at 515-235-9154 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,

/s/ Greg Reymann

Greg Reymann
Assistant Counsel, Registrant